Share-based payments - Expense recognized for the program (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	€ 11,285	€ 7,399
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	10,075
RSU for supervisory board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	250
Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services		2,551
New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	441	1,327
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense Recognized For Employee Services	€ 519	€ 3,521